UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-22003
Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:             12/31
Date of reporting period:    9/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
September 30, 2009

Shares	Description (1)				Value

	Common Stocks – 97.5%

	Aerospace & Defense – 1.5%

1,500	Boeing Company				$81,225
700	General Dynamics Corporation				45,220
17,900	Goodrich Corporation				972,686
5,500	Honeywell International Inc.				204,325
1,000	ITT Industries, Inc.				52,150
10,200	Lockheed Martin Corporation				796,416
800	Precision Castparts Corporation				81,496
800	Raytheon Company				38,376
10,400	Rockwell Collins, Inc.				528,320
4,400	United Technologies Corporation				268,092

	Total Aerospace & Defense				3,068,306

	Air Freight & Logistics – 0.4%

5,500	C.H. Robinson Worldwide, Inc.				317,625
7,800	Expeditors International of Washington, Inc.				274,170
3,100	United Parcel Service, Inc., Class B				175,057

	Total Air Freight & Logistics				766,852

	Auto Components – 0.3%

36,100	Goodyear Tire & Rubber Company, (2)				614,783

	Automobiles – 0.3%

78,100	Ford Motor Company, (2)				563,101
2,400	Harley-Davidson, Inc.				55,200

	Total Automobiles				618,301

	Beverages – 2.4%

900	Brown-Forman Corporation				43,398
33,700	Coca-Cola Company				1,809,690
41,500	Coca-Cola Enterprises Inc.				888,515
1,600	Constellation Brands, Inc., Class A, (2)				24,240
2,600	Dr. Pepper Snapple Group, (2)				74,750
13,600	Pepsi Bottling Group, Inc.				495,584
26,100	PepsiCo, Inc.				1,531,026

	Total Beverages				4,867,203

	Biotechnology – 1.0%

21,400	Amgen Inc., (2)				1,288,922
5,100	Biogen Idec Inc., (2)				257,652
2,400	Celgene Corporation, (2)				134,160
3,200	Cephalon, Inc., (2)				186,368
1,700	Genzyme Corporation, (2)				96,441
2,900	Gilead Sciences, Inc., (2)				135,082

	Total Biotechnology				2,098,625

	Building Products – 0.0%

2,600	Masco Corporation				33,592

	Capital Markets – 2.9%

13,300	Ameriprise Financial, Inc.				483,189
23,900	Bank of New York Company, Inc.				692,861
19,700	Charles Schwab Corporation				377,255
17,300	Federated Investors Inc.				456,201
1,800	Franklin Resources, Inc.				181,080
5,100	Goldman Sachs Group, Inc.				940,185
16,400	Invesco LTD				373,264
6,700	Legg Mason, Inc.				207,901
20,200	Morgan Stanley				623,776
6,500	Northern Trust Corporation				378,040
18,800	State Street Corporation				988,880
2,700	T. Rowe Price Group Inc.				123,390

	Total Capital Markets				5,826,022

	Chemicals – 0.7%

2,100	Air Products & Chemicals Inc.				162,918
1,400	Airgas, Inc.				67,718
600	CF Industries Holdings, Inc.				51,738
900	E.I. Du Pont de Nemours and Company				28,926
7,800	Ecolab Inc.				360,594
1,600	FMC Corporation				90,000
3,800	International Flavors & Fragrances Inc.				144,134
2,000	Monsanto Company				154,800
2,700	PPG Industries, Inc.				157,167
3,000	Praxair, Inc.				245,070
800	Sigma-Aldrich Corporation				43,184

	Total Chemicals				1,506,249

	Commercial Banks – 2.5%

20,000	BB&T Corporation				544,800
8,700	Comerica Incorporated				258,129
30,800	Fifth Third Bancorp.				312,004
24,681	First Horizon National Corporation, (2)				326,534
51,300	Huntington BancShares Inc.				241,623
32,300	KeyCorp.				209,950
2,100	M&T Bank Corporation				130,872
34,900	Marshall and Ilsley Corporation				281,643
16,900	PNC Financial Services Group, Inc.				821,171
10,500	Regions Financial Corporation				65,205
13,400	U.S. Bancorp				292,924
51,350	Wells Fargo & Company				1,447,043
10,400	Zions Bancorporation				186,888

	Total Commercial Banks				5,118,786

	Commercial Services & Supplies – 1.3%

14,900	Cintas Corporation				451,619
26,900	Iron Mountain Inc., (2)				717,154
4,500	Pitney Bowes Inc.				111,825
335	Republic Services, Inc.				8,901
1,200	Stericycle Inc., (2)				58,140
41,100	Waste Management, Inc.				1,225,602

	Total Commercial Services & Supplies				2,573,241

	Communications Equipment – 2.3%

13,500	Ciena Corporation, (2)				219,780
98,100	Cisco Systems, Inc., (2)				2,309,274
33,200	JDS Uniphase Corporation, (2)				236,052
6,100	Juniper Networks Inc., (2)				164,822
39,100	Motorola, Inc.				335,869
24,800	QUALCOMM, Inc.				1,115,504
33,900	Tellabs Inc., (2)				234,588

	Total Communications Equipment				4,615,889

	Computers & Peripherals – 4.2%

8,700	Apple, Inc., (2)				1,612,719
24,000	EMC Corporation, (2)				408,960
47,400	Hewlett-Packard Company				2,237,754
24,500	International Business Machines Corporation (IBM)				2,930,445
7,700	Network Appliance Inc., (2)				205,436
14,100	SanDisk Corporation, (2)				305,970
41,200	Sun Microsystems Inc., (2)				374,508
4,000	Teradata Corporation, (2)				110,080
12,700	Western Digital Corporation, (2)				463,931

	Total Computers & Peripherals				8,649,803

	Construction & Engineering – 0.4%

10,300	Fluor Corporation				523,755
6,300	Jacobs Engineering Group, Inc., (2)				289,485
500	Quanta Services Incorporated, (2)				11,065

	Total Construction & Engineering				824,305

	Construction Materials – 0.0%

1,800	Vulcan Materials Company				97,326

	Consumer Finance – 0.7%

12,400	American Express Company				420,360
12,300	Capital One Financial Corporation				439,479
21,500	Discover Financial Services				348,945
24,800	SLM Corporation, (2)				216,256

	Total Consumer Finance				1,425,040

	Containers & Packaging – 0.7%

14,100	Ball Corporation				693,720
10,200	Bemis Company, Inc.				264,282
6,900	Owens-Illinois, Inc., (2)				254,610
3,200	Pactiv Corporation, (2)				83,360
6,600	Sealed Air Corporation				129,558

	Total Containers & Packaging				1,425,530

	Distributors – 0.2%

12,700	Genuine Parts Company				483,362

	Diversified Consumer Services – 0.1%

10,100	H & R Block Inc.				185,638

	Diversified Financial Services – 2.6%

50,600	Bank of America Corporation				856,152
33,600	Citigroup Inc.				162,624
2,200	CME Group, Inc.				678,018
4,600	Intercontinental Exchange, Inc., (2)				447,074
36,005	JPMorgan Chase & Co.				1,577,739
25,400	Moody’s Corporation				519,684
15,400	Nasdaq Stock Market, Inc., (2)				324,170
22,900	New York Stock Exchange Euronext				661,581

	Total Diversified Financial Services				5,227,042

	Diversified Telecommunication Services – 5.0%

241,900	AT&T Inc.				6,533,719
19,128	CenturyTel, Inc.				642,701
142,600	Qwest Communications International Inc.				543,306
76,900	Verizon Communications Inc.				2,327,763
4,900	Windstream Corporation				49,637

	Total Diversified Telecommunication Services				10,097,126

	Electric Utilities – 2.6%

6,400	American Electric Power Company, Inc.				198,336
16,900	Duke Energy Corporation				266,006
1,200	Entergy Corporation				95,832
25,800	FPL Group, Inc.				1,424,934
32,900	Northeast Utilities				781,046
20,100	Pinnacle West Capital Corporation				659,682
7,400	PPL Corporation				224,516
24,400	Progress Energy, Inc.				953,064
21,000	Southern Company				665,070

	Total Electric Utilities				5,268,486

	Electrical Equipment – 0.3%

2,700	Emerson Electric Company				108,216
9,600	Rockwell Automation, Inc.				408,960

	Total Electrical Equipment				517,176

	Electronic Equipment & Instruments – 0.3%

39,500	Corning Incorporated				604,745
1,300	Molex Inc.				27,144

	Total Electronic Equipment & Instruments				631,889

	Energy Equipment & Services – 0.7%

3,100	BJ Services Company				60,233
1,100	Cooper Cameron Corporation, (2)				41,602
200	Diamond Offshore Drilling, Inc.				19,104
2,400	FMC Technologies Inc., (2)				125,376
10,300	National-Oilwell Varco Inc., (2)				444,239
10,300	Schlumberger Limited				613,880
900	Smith International, Inc.				25,830

	Total Energy Equipment & Services				1,330,264

	Food & Staples Retailing – 2.4%

6,400	CVS Caremark Corporation				228,736
51,400	Kroger Co.				1,060,896
2,000	Safeway Inc.				39,440
3,600	SUPERVALU INC.				54,216
16,300	Sysco Corporation				405,055
6,000	Walgreen Co.				224,820
51,900	Wal-Mart Stores, Inc.				2,547,771
13,400	Whole Foods Market, Inc., (2)				408,566

	Total Food & Staples Retailing				4,969,500

	Food Products – 3.1%

9,300	Archer-Daniels-Midland Company				271,746
2,900	Campbell Soup Company				94,598
1,800	ConAgra Foods, Inc.				39,024
3,600	Dean Foods Company, (2)				64,044
16,600	General Mills, Inc.				1,068,708
14,100	H.J. Heinz Company				560,475
24,200	Hershey Foods Corporation				940,412
10,800	Hormel Foods Corporation				383,616
8,100	JM Smucker Company				429,381
15,000	Kellogg Company				738,450
60,100	Kraft Foods Inc.				1,578,827
1,800	Sara Lee Corporation				20,052
14,100	Tyson Foods, Inc., Class A				178,083

	Total Food Products				6,367,416

	Gas Utilities – 0.4%

16,200	EQT Corporation				690,120
4,100	Questar Corporation				153,996

	Total Gas Utilities				844,116

	Health Care Equipment & Supplies – 0.5%

13,300	Baxter International, Inc.				758,233
600	Becton, Dickinson and Company				41,850
5,000	Boston Scientific Corporation, (2)				52,950
600	C. R. Bard, Inc.				47,166
300	DENTSPLY International Inc.				10,362
1,800	Stryker Corporation				81,774
900	Varian Medical Systems, Inc., (2)				37,917

	Total Health Care Equipment & Supplies				1,030,252

	Health Care Providers & Services – 2.3%

1,500	Aetna Inc.				41,745
12,400	AmerisourceBergen Corporation				277,512
7,300	CIGNA Corporation				205,057
4,100	Coventry Health Care, Inc., (2)				81,836
5,200	Davita Inc., (2)				294,528
1,300	Express Scripts, Inc., (2)				100,854
9,000	Humana Inc., (2)				335,700
11,600	Medco Health Solutions, Inc., (2)				641,596
17,700	Quest Diagnostics Incorporated				923,763
31,800	UnitedHealth Group Incorporated				796,272
19,100	Wellpoint Inc., (2)				904,576

	Total Health Care Providers & Services				4,603,439

	Health Care Technology – 0.0%

2,100	IMS Health Incorporated				32,235

	Hotels, Restaurants & Leisure – 3.1%

4,900	Carnival Corporation				163,072
21,200	Darden Restaurants, Inc.				723,556
40,200	International Game Technology				863,496
16,032	Marriott International, Inc., Class A				442,317
39,100	McDonald’s Corporation				2,231,437
35,100	Starbucks Corporation, (2)				724,815
3,200	Starwood Hotels & Resorts Worldwide, Inc.				105,696
10,300	Wyndham Worldwide Corporation				168,096
3,800	Wynn Resorts Ltd, (2)				269,382
17,000	YUM! Brands, Inc.				573,920

	Total Hotels, Restaurants & Leisure				6,265,787

	Household Durables – 0.5%

19,600	D.R. Horton, Inc.				223,636
1,100	Harman International Industries Inc.				37,268
11,700	KB Home				194,337
2,600	Leggett and Platt Inc.				50,440
18,800	Lennar Corporation, Class A				267,900
19,192	Pulte Corporation, (2)				210,920

	Total Household Durables				984,501

	Household Products – 3.5%

14,600	Clorox Company				858,772
11,300	Colgate-Palmolive Company				861,964
10,600	Kimberly-Clark Corporation				625,188
81,300	Procter & Gamble Company				4,708,896

	Total Household Products				7,054,820

	Independent Power Producers & Energy Traders – 0.2%

9,700	AES Corporation, (2)				143,754
6,000	Constellation Energy Group				194,220

	Total Independent Power Producers & Energy Traders				337,974

	Industrial Conglomerates – 1.7%

7,300	3M Co.				538,740
173,700	General Electric Company				2,852,154

	Total Industrial Conglomerates				3,390,894

	Insurance – 3.3%

3,600	AFLAC Incorporated				153,864
3,000	American International Group, (2)				132,330
9,400	Chubb Corporation				473,854
29,900	Cincinnati Financial Corporation				777,101
10,500	Genworth Financial Inc., Class A				125,475
13,900	Hartford Financial Services Group, Inc.				368,350
16,700	Lincoln National Corporation				432,697
20,600	Loews Corporation				705,550
1,700	Marsh & McLennan Companies, Inc.				42,041
6,500	MBIA Inc., (2)				50,440
18,200	MetLife, Inc.				692,874
7,300	Principal Financial Group, Inc.				199,947
26,100	Progressive Corporation, (2)				432,738
15,200	Prudential Financial, Inc.				758,632
2,000	Torchmark Corporation				86,860
15,800	Travelers Companies, Inc.				777,834
6,500	Unum Group				139,360
20,200	XL Capital Ltd, Class A				352,692

	Total Insurance				6,702,639

	Internet & Catalog Retail – 0.6%

7,200	Amazon.com, Inc., (2)				672,192
21,700	Expedia, Inc., (2)				519,715

	Total Internet & Catalog Retail				1,191,907

	Internet Software & Services – 1.0%

24,500	Akamai Technologies, Inc., (2)				482,160
6,700	eBay Inc., (2)				158,187
2,000	Google Inc., Class A, (2)				991,700
2,700	VeriSign, Inc., (2)				63,963
21,300	Yahoo! Inc., (2)				379,353

	Total Internet Software & Services				2,075,363

	IT Services – 2.3%

6,600	Affiliated Computer Services, Inc., (2)				357,522
42,700	Automatic Data Processing, Inc.				1,678,110
11,600	Cognizant Technology Solutions Corporation, Class A, (2)				448,456
10,600	Computer Sciences Corporation, (2)				558,726
9,400	Convergys Corporation, (2)				93,436
6,900	Fidelity National Information Services				176,019
6,800	Fiserv, Inc., (2)				327,760
1,600	MasterCard, Inc.				323,440
14,000	Paychex, Inc.				406,700
20,900	Total System Services Inc.				336,699
2,800	Western Union Company				52,976

	Total IT Services				4,759,844

	Leisure Equipment & Products – 0.0%

3,100	Mattel, Inc.				57,226

	Life Sciences Tools & Services – 0.0%

900	Life Technologies Corporation, (2)				41,895

	Machinery – 0.7%

900	Caterpillar Inc.				46,197
700	Cummins Inc.				31,367
12,300	Deere & Company				527,916
2,000	Dover Corporation				77,520
300	Flowserve Corporation				29,562
7,000	Illinois Tool Works, Inc.				298,970
2,800	PACCAR Inc.				105,588
1,400	Parker Hannifin Corporation				72,576
4,100	Stanley Works				175,029

	Total Machinery				1,364,725

	Media – 2.6%

1,200	CBS Corporation, Class B				14,460
122,300	Comcast Corporation, Class A				2,065,647
31,200	DIRECTV Group, Inc., (2)				860,496
14,600	McGraw-Hill Companies, Inc.				367,044
6,900	Meredith Corporation				206,586
21,800	News Corporation, Class A				261,382
1,200	Omnicom Group, Inc.				44,328
1,200	Time Warner Cable, Class A				51,708
6,066	Time Warner Inc.				174,579
26,500	Viacom Inc., Class B, (2)				743,060
22,500	Walt Disney Company				617,850

	Total Media				5,407,140

	Metals & Mining – 1.0%

1,900	AK Steel Holding Corporation				37,487
14,500	Allegheny Technologies, Inc.				507,355
7,100	Freeport-McMoRan Copper & Gold, Inc.				487,131
6,700	Newmont Mining Corporation				294,934
14,400	Nucor Corporation				676,944

	Total Metals & Mining				2,003,851

	Multiline Retail – 0.8%

4,300	Family Dollar Stores, Inc.				113,520
5,300	Federated Department Stores, Inc.				96,937
4,200	J.C. Penney Company, Inc.				141,750
17,200	Kohl’s Corporation, (2)				981,260
7,500	Nordstrom, Inc.				229,050
2,700	Target Corporation				126,036

	Total Multiline Retail				1,688,553

	Multi-Utilities – 3.9%

9,400	Ameren Corporation				237,632
37,800	CMS Energy Corporation				506,520
48,400	Consolidated Edison, Inc.				1,981,496
12,700	DTE Energy Company				446,278
300	Integrys Energy Group, Inc.				10,767
29,300	PG&E Corporation				1,186,357
6,500	Public Service Enterprise Group Incorporated				204,360
19,400	Scana Corporation				677,060
14,600	Sempra Energy				727,226
1,200	TECO Energy, Inc.				16,896
16,000	Wisconsin Energy Corporation				722,720
66,100	Xcel Energy, Inc.				1,271,764

	Total Multi-Utilities				7,989,076

	Oil, Gas & Consumable Fuels – 10.1%

6,100	Anadarko Petroleum Corporation				382,653
600	Apache Corporation				55,098
13,100	Cabot Oil & Gas Corporation				468,325
7,200	Chesapeake Energy Corporation				204,480
51,600	Chevron Corporation				3,634,188
13,300	ConocoPhillips				600,628
6,300	CONSOL Energy Inc.				284,193
27,700	Denbury Resources Inc., (2)				419,101
400	Devon Energy Corporation				26,932
2,500	El Paso Corporation				25,800
2,500	EOG Resources, Inc.				208,775
153,700	Exxon Mobil Corporation				10,545,357
900	Hess Corporation				48,114
7,600	Marathon Oil Corporation				242,440
4,700	Massey Energy Company				131,083
1,700	Murphy Oil Corporation				97,869
12,200	Occidental Petroleum Corporation				956,480
9,900	Peabody Energy Corporation				368,478
700	Pioneer Natural Resources Company				25,403
8,200	Range Resources Corporation				404,752
10,900	Southwestern Energy Company, (2)				465,212
5,700	Sunoco, Inc.				162,165
18,600	Tesoro Corporation				278,628
8,100	Valero Energy Corporation				157,059
2,100	Williams Companies, Inc.				37,527
8,500	XTO Energy, Inc.				351,220

	Total Oil, Gas & Consumable Fuels				20,581,960

	Pharmaceuticals – 8.2%

33,700	Abbott Laboratories				1,667,139
8,100	Allergan, Inc.				459,756
104,200	Bristol-Myers Squibb Company				2,346,584
2,200	Eli Lilly and Company				72,666
9,200	Forest Laboratories, Inc., (2)				270,848
72,600	Johnson & Johnson				4,420,614
4,500	King Pharmaceuticals Inc., (2)				48,465
54,300	Merck & Co. Inc.				1,717,509
39,800	Mylan Laboratories Inc., (2)				637,198
115,400	Pfizer Inc.				1,909,870
56,900	Schering-Plough Corporation				1,607,425
7,000	Watson Pharmaceuticals Inc., (2)				256,480
27,300	Wyeth				1,326,234

	Total Pharmaceuticals				16,740,788

	Professional Services – 0.2%

2,200	Dun and Bradstreet Inc.				165,704
8,300	Monster Worldwide Inc., (2)				145,084
4,000	Robert Half International Inc.				100,080

	Total Professional Services				410,868

	Real Estate – 0.6%

422	AvalonBay Communities, Inc.				30,692
1,200	Equity Residential				36,840
12,600	Health Care Property Investors Inc.				362,124
16,600	Host Hotels & Resorts Inc.				195,382
1,200	Plum Creek Timber Company				36,768
6,500	Public Storage, Inc.				489,060
319	Simon Property Group, Inc.				22,148
2,500	Ventas Inc.				96,250
180	Vornado Realty Trust				11,594

	Total Real Estate				1,280,858

	Real Estate Management & Development – 0.2%

26,900	CB Richard Ellis Group, Inc., Class A, (2)				315,806

	Road & Rail – 0.4%

5,300	Burlington Northern Santa Fe Corporation				423,099
5,300	Norfolk Southern Corporation				228,483
3,600	Union Pacific Corporation				210,060

	Total Road & Rail				861,642

	Semiconductors & Equipment – 2.3%

53,900	Advanced Micro Devices, Inc., (2)				305,074
8,100	Altera Corporation				166,131
2,000	Analog Devices, Inc.				55,160
24,100	Broadcom Corporation, Class A, (2)				739,629
43,600	Intel Corporation				853,252
5,200	KLA-Tencor Corporation				186,472
6,200	Linear Technology Corporation				171,306
14,000	MEMC Electronic Materials, (2)				232,820
49,200	Micron Technology, Inc., (2)				403,440
15,800	Novellus Systems, Inc., (2)				331,484
45,000	NVIDIA Corporation, (2)				676,350
16,500	Teradyne Inc., (2)				152,625
2,400	Texas Instruments Incorporated				56,856
15,600	Xilinx, Inc.				365,352

	Total Semiconductors & Equipment				4,695,951

	Software – 3.2%

1,200	Adobe Systems Incorporated, (2)				39,648
26,200	BMC Software, Inc., (2)				983,286
6,800	CA Inc.				149,532
7,000	Citrix Systems, (2)				274,610
26,600	Intuit, Inc., (2)				758,100
8,200	McAfee Inc., (2)				359,078
43,400	Microsoft Corporation				1,123,626
99,100	Oracle Corporation				2,065,244
7,500	Red Hat, Inc., (2)				207,300
2,300	Salesforce.com, Inc., (2)				130,939
25,000	Symantec Corporation, (2)				411,750

	Total Software				6,503,113

	Specialty Retail – 3.2%

2,900	Abercrombie & Fitch Co., Class A				95,352
13,500	AutoNation Inc., (2)				244,080
5,900	AutoZone, Inc., (2)				862,698
10,800	Bed Bath and Beyond Inc., (2)				405,432
14,800	Best Buy Co., Inc.				555,296
11,200	Gap, Inc.				239,680
43,900	Home Depot, Inc.				1,169,496
22,100	Lowe’s Companies, Inc.				462,774
48,300	Office Depot, Inc., (2)				319,746
29,800	O’Reilly Automotive Inc., (2)				1,076,972
5,900	RadioShack Corporation				97,763
9,400	Sherwin-Williams Company				565,504
9,500	Staples, Inc.				220,590
2,900	TJX Companies, Inc.				107,735

	Total Specialty Retail				6,423,118

	Textiles, Apparel & Luxury Goods – 0.3%

5,700	Coach, Inc.				187,644
3,800	Nike, Inc., Class B				245,860
2,200	VF Corporation				159,346

	Total Textiles, Apparel & Luxury Goods				592,850

	Thrifts & Mortgage Finance – 0.4%

22,400	Hudson City Bancorp, Inc.				294,560
38,500	People’s United Financial, Inc.				599,060

	Total Thrifts & Mortgage Finance				893,620

	Tobacco – 0.8%

23,800	Altria Group, Inc.				423,878
3,600	Lorillard Inc.				267,480
16,100	Philip Morris International				784,714
1,500	Reynolds American Inc.				66,780

	Total Tobacco				1,542,852

	Trading Companies & Distributors – 0.3%

2,100	Fastenal Company				81,270
6,900	W.W. Grainger, Inc.				616,584

	Total Trading Companies & Distributors				697,854

	Wireless Telecommunication Services – 0.0%

1,600	Metropcs Communications Inc., (2)				14,976
17,400	Sprint Nextel Corporation, (2)				68,730

	Total Wireless Telecommunication Services				83,706

	Total Common Stocks (cost $179,263,665)				198,658,975

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Short-Term Investments – 4.6%

	U.S. Government and Agency Obligations – 3.0%

$6,000	U.S. Treasury Bills (4)	0.000%	10/15/09	AAA	$5,999,958

	Repurchase Agreements – 1.6%

3,351	Repurchase Agreement with State Street Bank, dated 09/30/09, repurchase price $3,351,298, collateralized by $3,425,000 U.S. Treasury Bills, 0.000%, due 3/11/10, value $3,422,603	0.010%	10/01/09	N/A	3,351,297

$9,351	Total Short-Term Investments (cost $9,350,935)				9,351,255

	Total Investments (cost $188,614,600) – 102.1%				208,010,230

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value

	Call Options Written – (0.3)%

(455,953)	Custom Basket 1 NASDAQ	$ (45,595,273)	10/22/09	$105.0	$(331,341)
(441,137)	Custom Basket 2 NASDAQ	(44,113,745)	10/29/09	105.0	(350,748)

(897,090)	Total Call Options Written (premiums received $592,672)	(89,709,018)			(682,089)

	Other Assets Less Liabilities – (1.8)%				(3,588,694)

	Net Assets – 100%				$203,739,447

Investments in Derivatives
Futures Contracts outstanding at September 30, 2009:

					Unrealized
	Contract	Number	Contract		Appreciation
Type	Position	of Contracts	Expiration	Value	(Depreciation)

S&P 500 Index	Long	125	12/09	$6,580,625	$154,313

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$198,658,975	$—	$—	$198,658,975
Short-Term Investments	9,351,255	—	—	9,351,255
Call Options Written	—	(682,089)	—	(682,089)
Derivatives:
Futures Contracts*	154,313	—	—	154,313

Total	$208,164,543	$(682,089)	$—	$207,482,454

* Represents net unrealized appreciation (depreciation).
Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$682,089

Equity Price	Futures contracts	Receivable for variation margin on futures contracts*	154,313	—	—

Total			$154,313		$682,089

* Value represents cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits    with brokers, if any, or the receivable or payable for variation margin presented on the Statements of Assets and Liabilities.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2009, the cost of investments (excluding call options written) was $194,618,779.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$25,898,746
Depreciation	(12,507,295)

Net unrealized appreciation (depreciation) of investments	$13,391,451

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Rating below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for call options written and investments in derivatives.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.

N/A	Not applicable.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)           Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009